Segment Information (Details) - Schedule of Operating Segments Information - Other Operating Segment [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total Revenue	$ 50,685,314	$ 68,321,743	$ 63,751,093
Total Cost of revenue	37,984,718	49,764,098	44,394,575
Total Gross profit	12,700,596	18,557,645	19,356,518
Total Sales and marketing expenses	21,343,126	22,691,231	11,989,919
Total General and administrative expenses	7,443,170	26,230,966	8,219,584
Total Current assets	108,769,546	84,031,236
Total Non-current assets	69,949,277	74,224,371
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	29,773,730	41,177,200	40,017,962
Total Cost of revenue	22,015,277	27,989,959	26,791,434
Total Gross profit	7,758,453	13,187,241	13,226,528
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	15,409,924	17,210,122	16,340,910
Total Cost of revenue	13,194,887	14,453,168	13,411,221
Total Gross profit	2,215,037	2,756,954	2,929,689
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	4,025,456	6,515,953	7,392,221
Total Cost of revenue	2,188,798	4,471,015	4,191,920
Total Gross profit	1,836,658	2,044,938	3,200,301
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets	4,795,273	5,118,174
Educational consulting services [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,257,045	1,050,397
Total Cost of revenue	521,549	671,825
Total Gross profit	735,496	378,572
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets	808,082	819,311
Total Non-current assets	7,284	17,350
Sales of pharmaceutical products [Member]
Segment Reporting Information [Line Items]
Total Revenue	219,159	2,368,071
Total Cost of revenue	64,207	2,178,131
Total Gross profit	154,952	189,940
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets	1,218,825	1,520,107
Total Non-current assets	1,373	649,608
Unallocated [Member]
Segment Reporting Information [Line Items]
Total Sales and marketing expenses	21,343,126	22,691,231	11,989,919
Total General and administrative expenses	7,443,170	26,230,966	$ 8,219,584
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	106,742,639	81,691,818
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 65,145,347	$ 68,439,239